Segmented Information - Schedule of Information Relating to Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Segment Reporting Information [Line Items]
Revenues	$ 143,068	$ 169,420	$ 151,049
Unadjusted gross profit	57,018	68,284	60,055
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	681	3,606	9,912
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	51,029	64,210	58,936
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	130,758	160,981	143,499
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	5,989	4,074	1,119
Other Segments [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	681	3,606	9,912
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	$ 12,310	$ 8,439	$ 7,550